Transactions With Related Parties - Capitalized Expenses (Table) (Details) (Oceanbulk Maritime S.A. (d), USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Oceanbulk Maritime S.A. (d)
Advances for vessels under construction and acquisition of vessels and other assets
Commision fee for newbuilding vessels (d)	$ 1,038	$ 519